Investments and prepaid gold interests - (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments and prepaid gold interests
Total prepaid gold interests	$ 46,124		$ 46,124		$ 40,248
Current portion	12,839		12,839		7,699
Non-current portion	33,285		33,285		32,549
Gain (loss) as a result of changes in fair value of financial assets	3,408	$ 423	5,512	$ 2,768
Auramet
Investments and prepaid gold interests
Total prepaid gold interests	39,947		39,947		40,248
Steppe Gold
Investments and prepaid gold interests
Total prepaid gold interests	$ 6,177		$ 6,177		$ 0